Fair Value Measurements - Fair value on a recurring basis, the fair value measurements by level within the fair value hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Available-for-Sale Portfolio
Securities available for sale	$ 18,313	$ 17,747
Level 2 | Total Fair Value
Available-for-Sale Portfolio
Securities available for sale	18,313	17,747
Fair Value, Measurements, Recurring | Total Fair Value
Available-for-Sale Portfolio
Securities available for sale	18,313	17,747
Fair Value, Measurements, Recurring | Total Fair Value | U.S. Government and agency obligations
Available-for-Sale Portfolio
Securities available for sale	10,470	7,999
Fair Value, Measurements, Recurring | Total Fair Value | Mortgage-backed securities - residential
Available-for-Sale Portfolio
Securities available for sale	7,843	9,748
Fair Value, Measurements, Recurring | Level 1
Available-for-Sale Portfolio
Securities available for sale	0	0
Fair Value, Measurements, Recurring | Level 1 | U.S. Government and agency obligations
Available-for-Sale Portfolio
Securities available for sale	0	0
Fair Value, Measurements, Recurring | Level 1 | Mortgage-backed securities - residential
Available-for-Sale Portfolio
Securities available for sale	0	0
Fair Value, Measurements, Recurring | Level 2
Available-for-Sale Portfolio
Securities available for sale	18,313	17,747
Fair Value, Measurements, Recurring | Level 2 | U.S. Government and agency obligations
Available-for-Sale Portfolio
Securities available for sale	10,470	7,999
Fair Value, Measurements, Recurring | Level 2 | Mortgage-backed securities - residential
Available-for-Sale Portfolio
Securities available for sale	7,843	9,748
Fair Value, Measurements, Recurring | Level 3
Available-for-Sale Portfolio
Securities available for sale	0	0
Fair Value, Measurements, Recurring | Level 3 | U.S. Government and agency obligations
Available-for-Sale Portfolio
Securities available for sale	0	0
Fair Value, Measurements, Recurring | Level 3 | Mortgage-backed securities - residential
Available-for-Sale Portfolio
Securities available for sale	$ 0	$ 0